Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2013